QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2015

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	89.69%

	DIVERSIFIED/OTHER	20.61%
10,100	Alexander’s Inc.		$3,777,400
567,400	Forest City Enterprise, Inc., Class A		11,421,762
1,114,500	I Star Financial Inc.		14,020,410
517,942	Kennedy Wilson Holdings Inc.		11,482,774
674,900	Mack-Cali Realty Corp.		12,742,112
333,802	Plum Creek Timber Co.		13,188,517
145,100	Vornado Realty Trust		13,119,942

			79,752,917

	HEALTHCARE	3.08%
140,600	Alexandria Real Estate Equities, Inc.		11,904,602

	HOTEL	8.48%
1,754,100	Felcor Lodging Trust Inc.		12,401,487
536,529	Hersha Hospitality Trust		12,157,747
174,900	Hyatt Hotels Corp.		8,237,790

			32,797,024

	MORTGAGE REIT	4.64%
633,900	Colony Financial Inc.		12,399,084
496,293	Resource Capital Corp.		5,543,593

			17,942,677

	MULTI-FAMILY	12.34%
347,900	Apartment Investment & Management Co. “A”		12,879,258
171,700	Mid-America Apartment Communities, Inc.		14,057,079
147,900	Sun Communities, Inc.		10,021,704
477,360	WCI Communities, Inc.		10,802,657

			47,760,698

	OFFICE/INDUSTRIAL	24.30%
1,237,900	Brandwine Realty Trust		15,250,928
159,569	Columbia Property Trust, Inc.		3,702,001
842,300	Cousins Property		7,766,006
626,200	Duke Realty Corp.		11,929,110
708,000	Empire State Realty Trust Inc “A”		12,057,240
493,200	Liberty Property Trust		15,540,732
245,800	Parkway Properties, Inc.		3,824,648
282,300	Prologis Trust		10,981,470
940,600	Rexford Industrial Realty, Inc.		12,970,874

			94,023,009

	RETAIL	16.24%
904,300	Developers Diversified Realty Corp.		13,908,134
423,000	General Growth Properties, Inc.		10,985,310
571,500	Kimco Realty Corp.		13,961,745
500,498	Kite Realty Group Trust		11,916,857
559,280	Urban Edge Properties		12,074,855

			62,846,901

	TOTAL COMMON STOCKS		347,027,828

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	PREFERRED STOCK	4.68%

175,200	Colony Capital Inc., Series C, 7.125%		$3,829,872
268,800	ISTAR Financial Inc, Series I, 7.500%		6,193,152
250,400	Resource Capital Corp., Series B, 8.250%		4,296,864
155,900	Vereit, Inc., Series F, 6.750%		3,772,780

			18,092,668

	TOTAL PREFERRED STOCKS		18,092,668

	TOTAL		365,120,496

	EXCHANGE TRADED FUND	4.08%
222,500	Ishares DJ U.S. Real Estate		15,786,375

	MONEY MARKET
9,327,480	Money Market Fiduciary, 0.00274%	2.41%	9,327,480

	NET INVESTMENTS IN SECURITIES	100.87%	390,234,351
	Liabilities, net of other assets	-0.87%	(3,329,207)

	NET ASSETS	100.00%	$386,905,144

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$347,027,828	$-	$-	$347,027,828
Preferred Stocks	18,092,668	-	-	18,092,668
ETFs	15,786,375	-	-	15,786,375
Money Market	9,327,480	-	-	9,327,480

	$390,234,351	$-	$-	$390,234,351

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At Sepember 30, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $351,828,471 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,405,534
Gross unrealized depreciation	(17,327,134)

Net unrealized appreciation (depreciation)	$29,078,400

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS September 30, 2015 (unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	54.96%

	DIVERSIFIED/OTHER	9.71%
83,900	Plum Creek Timber Co., Inc.		$3,314,889
142,200	Washington REIT		3,545,046
56,100	WP Carey Inc.		3,243,141

			10,103,076

	HEALTHCARE	7.26%
193,000	Biomed Realty Trust Inc.		3,856,140
148,700	Healthcare Realty Trust		3,695,195

			7,551,335

	HOTEL	3.17%
145,625	Hersha Hospitality Trust		3,299,862

	MORTGAGE REIT	4.71%
161,100	Colony Capital Inc.		3,151,116
156,650	Resource Capital Corp.		1,749,780

			4,900,896

	MULTI-FAMILY	9.50%
45,400	Home Properties, Inc.		3,393,650
38,800	Mid-America Apartment Communities, Inc.		3,176,556
49,000	Sun Communities, Inc.		3,320,240

			9,890,446

	OFFICE/INDUSTRIAL	10.94%
305,500	Brandywine Realty Trust		3,763,760
166,200	Columbia Property Trust, Inc.		3,855,840
119,300	Liberty Property Trust		3,759,143

			11,378,743

	RETAIL	9.67%
126,200	Agree Realty Corp		3,767,070
135,100	Kite Realty Group		3,216,731
204,900	Ramco-Gerhenson Properties Trust		3,075,549

			10,059,350

	TOTAL COMMON STOCKS		57,183,708

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS September 30, 2015 (unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	PREFERRED STOCK	42.80%

	CONVERTIBLE PREFERRED	0.81%
15,100	Ramco-Gershenson Properties Trust, Series D, 7.250%		$840,617

	DIVERSIFIED/OTHER	6.48%
76,900	Digital Realty Trust, Series G, 5.875%		1,804,843
43,200	Public Storage, Series A, 5.8750%*		1,095,120
24,044	Public Storage, Series Y, 6.3750%		626,587
67,200	Vereit, Inc., Series F, 6.7000%		1,626,240
70,800	Vornado Realty Trust, Series L, 5.400%		1,591,584

			6,744,374

	HEALTHCARE	2.57%
50,000	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,259,000
55,437	Sabra Health Care Reit, Inc., Series A, 7.125%		1,417,524

			2,676,524

	HOTEL	2.89%
23,500	Hersha Hospitality Trust, Series B, 8.000%		592,200
31,800	Hersha Hospitality Trust, Series C, 6.875%		797,544
64,500	LaSalle Hotel Properties, Series I, 6.375%		1,622,175

			3,011,919

	MORTGAGE REIT	8.51%
54,100	Annaly Capital Management, Series C, 7.625%		1,335,188
28,500	Annaly Capital Management, Series D, 7.500%		702,810
31,300	Colony Capital Inc., Series A, 8.500%		799,715
50,000	Colony Capital Inc., Series B, 7.500%		1,236,500
48,400	ISTAR Financial Inc, Series D, 8.000%		1,164,020
50,200	ISTAR Financial Inc., Series I, 7.500%		1,156,608
54,900	Northstar Realty Financial, Series B, 8.250%		1,286,307
68,300	Resource Capital Corp., Series B, 8.250%		1,172,028

			8,853,176

	MULTI-FAMILY	3.60%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		773,429
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,417,420
60,500	Sun Communities Inc., Series A, 7.125%		1,557,270

			3,748,119

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS September 30, 2015 (unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	INDUSTRIAL	2.06%
43,200	PS Business Parks, Inc., Series T, 6.000%		$1,076,544
44,600	PS Business Parks, Inc., Series U, 5.750%		1,063,710

			2,140,254

	OFFICE	4.93%
59,100	Boston Properties, Inc., Series B, 5.250%		1,460,361
23,908	Brandywine Realty Trust, Series E, 6.900%		607,263
65,637	Kilroy Realty Corp., Series H, 6.375%		1,640,925
57,300	SL Green Realty Corp., Series I, 6.500%		1,418,748

			5,127,297

	RETAIL	10.95%
39,400	CBL & Associates Properties, Inc., Series D, 7.375%		986,182
29,900	Developers Diversified Realty Corp., Series J, 6.500%		751,387
39,600	Developers Diversified Realty Corp., Series K, 6.250%		976,536
39,200	Entertainment Property Trust, Series F, 6.625%		966,280
54,600	General Growth Properties, Inc., Series A, 6.375%		1,324,596
65,501	Regency Centers Corp., Series G, 6.000%		1,624,425
32,100	Saul Centers, Inc., Series C, 6.875%		826,575
49,500	Taubman Centers Inc., Series K, 6.250%		1,230,570
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,297,170
56,800	WP Glimcher, Inc., Series I, 6.875%		1,412,048

			11,395,769

	TOTAL PREFERRED STOCKS		44,538,049

	MONEY MARKET
1,494,394	Money Market Fiduciary, 0.00274%	1.44%	1,494,394

	NET INVESTMENTS IN SECURITIES	99.19%	103,216,151
	Other assets, net of liabilities	0.81%	841,151

	NET ASSETS	100.00%	$104,057,302

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$57,183,708	-	-	$57,183,708
Preferred Stocks	44,538,049	-	-	44,538,049
Money Market	1,494,394	-	-	1,494,394

	$103,216,151	-	-	$103,216,151

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $95,791,528 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,382,946
Gross unrealized depreciation	(2,452,717)

Net unrealized appreciation (depreciation)	$5,930,229

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCK	71.61%

	Diversified	23.55%
29,800	Kennedy Wilson Europe Real Estate		$512,969
6,700	Land Securities Group PLC		127,595
280,100	Mirvac Group		338,157
232,000	Soundwill Holdings		274,804
104,000	Swire Properties Ltd.		287,171
107,000	Wheelock & Co. Ltd.		462,510

			2,003,206

	Hotel	3.79%
44,200	Millennium & Copthorne Hotels		322,725

	Office/Industrial	30.29%
21,374	CA Immobilien Anlagen AG		393,373
237,400	Corporacion Immobiliaria Vesta SAB		371,725
53,151	DIC Asset AG		478,116
3,900	Gecina SA		474,807
279,300	Global Logistic Properties Limited		400,374
50,100	NTT Urban Development Corp.		458,131

			2,576,526

	Multi-Family/Housing	3.55%
12,500	ADO Properties SA		301,989

	Retail	10.43%
397,100	Capital & Regional PLC		397,941
11,300	Vastnet Retail NV		489,048

			886,989

	TOTAL COMMON STOCK		6,091,435

	MONEY MARKET	26.95%
2,292,548	Money Market Fiduciary, 0.00274%		2,292,548

	NET INVESTMENTS IN SECURITIES	98.56%	8,383,983
	Other assets, net of liabilities	1.44%	122,276

	NET ASSETS	100.00%	$8,506,259

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$6,091,435	-	-	$6,091,435
Money Market	2,292,548	-	-	$2,292,548

	$8,383,983	-	-	$8,383,983

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2015 the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $6,876,855 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 94,310
Gross unrealized depreciation	(879,730)

Net unrealized appreciation (depreciation)	($785,420)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 19, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 19, 2015